PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.4%
Asset-Backed Securities 12.5%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.403%(c)	07/15/31	5,000	$ 4,953,613
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.793(c)	10/15/28	20,000	20,006,384
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.553(c)	10/13/30	5,000	4,989,664
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.583(c)	07/15/29	20,000	20,006,356
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.582(c)	07/16/29	40,000	40,023,996
Series 2016-07A, Class A1R, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.412(c)	11/27/31	41,000	40,833,819
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.367(c)	07/26/31	10,000	9,920,480

Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.443(c)	01/15/28	16,000	15,999,202
Battalion CLO Ltd. (Cayman Islands), Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	3.343(c)	07/17/28	5,000	4,987,309
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.553(c)	07/15/29	34,100	34,097,262
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.553(c)	10/15/30	15,000	14,976,355

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.618(c)	07/20/32	32,500	32,494,907
CBAM Ltd. (Cayman Islands), Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)	3.243(c)	07/15/31	40,000	40,009,404
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.263(c)	04/24/31	18,150	17,923,352

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), (cont’d.)
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.533%(c)	10/24/30	14,000	$ 14,006,604
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.533(c)	10/15/29	10,000	9,986,268
Series 2015-04A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	3.290(c)	04/18/27	81,085	81,092,720

Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	3.193(c)	04/15/27	9,469	9,472,178
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.539(c)	10/23/29	40,000	39,914,512
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.053(c)	04/15/29	10,300	10,223,119
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.386(c)	04/25/31	10,000	9,946,657
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.398(c)	04/21/31	30,000	29,681,628
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.286(c)	02/20/31	15,000	14,906,476

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.590(c)	10/12/30	45,000	44,825,386
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.563(c)	07/15/30	40,000	40,019,292
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.516(c)	10/30/30	35,000	34,948,081
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.372(c)	05/21/29	80,000	79,981,008
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.422(c)	07/16/31	25,000	24,820,407

Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.513(c)	10/15/30	15,000	14,999,988

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.553%(c)	10/17/30	35,000	$ 34,862,138
Riserva CLO Ltd. (Cayman Islands), Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.440(c)	10/18/28	28,500	28,497,700
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.451(c)	07/25/31	21,000	20,818,312
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.518(c)	07/20/30	20,000	20,003,012
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.337(c)	01/26/31	10,000	9,914,730
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.450(c)	04/18/31	21,243	21,101,099

Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.603(c)	07/17/26	20,000	20,004,578
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.503(c)	01/15/29	72,750	72,812,681
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	3.533(c)	07/15/29	40,000	39,984,052
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.097(c)	04/26/28	51,000	50,909,949

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	3.927(c)	07/20/32	20,000	20,004,098
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.666(c)	10/25/28	9,000	9,016,945
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.528(c)	10/20/29	40,000	39,992,112
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.528(c)	01/20/32	9,000	8,950,117

West CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)	3.220(c)	07/18/26	18,868	18,836,176

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.593%(c)	04/15/30	25,000	$ 24,819,775

Total Asset-Backed Securities (cost $1,201,886,115)				1,200,573,901
Commercial Mortgage-Backed Securities 1.1%
Commercial Mortgage Trust,
Series 2014-CR18, Class A3	3.528	07/15/47	185	185,178
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	28,232,051
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	20,417,516
GS Mortgage Securities Trust,
Series 2014-GC24, Class A3	3.342	09/10/47	10,000	10,176,434
Series 2015-GC28, Class A3	3.307	02/10/48	8,225	8,320,892

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523	08/15/49	16,726	16,803,128
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,186,276
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,888,533

Total Commercial Mortgage-Backed Securities (cost $100,595,027)				100,210,008
Corporate Bonds 83.1%
Advertising 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/01/20	2,835	2,868,302
Aerospace & Defense 0.7%
Arconic, Inc., Sr. Unsec’d. Notes	6.150	08/15/20	19,267	19,882,773
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,194,986
Boeing Co. (The), Sr. Unsec’d. Notes	2.700	02/01/27	13,085	13,306,161
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	2.700	04/27/20	8,270	8,286,554
Sr. Unsec’d. Notes, 144A	3.850	06/15/23	4,460	4,697,917

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.700%	12/15/23	4,380	$ 4,619,204
United Technologies Corp., Sr. Unsec’d. Notes	3.650	08/16/23	11,860	12,550,628
				69,538,223
Agriculture 1.3%
Altria Group, Inc., Gtd. Notes(a)	3.800	02/14/24	27,532	28,780,980
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.764	08/15/22	44,345	44,736,571
Gtd. Notes	3.222	08/15/24	7,250	7,329,381

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950	07/21/20	25,925	26,019,222
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	3.250	06/12/20	4,905	4,936,024
Gtd. Notes	6.875	05/01/20	13,185	13,529,937
				125,332,115
Airlines 1.1%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,601	1,686,553
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	20,375	21,356,950
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	33	34,541
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	12,191	12,865,034
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates	7.250	05/10/21	8,545	8,584,175
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.750	07/12/22	1,559	1,601,082
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	3,502	3,844,187
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21	4,074	4,123,932

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.600%	12/04/20	12,875	$ 12,897,818
Sr. Unsec’d. Notes	2.875	03/13/20	8,462	8,480,066
Sr. Unsec’d. Notes	3.625	03/15/22	25,855	26,559,315

Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	7,235	7,274,067
				109,307,720
Apparel 0.1%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.000	11/01/24	5,750	5,881,498
Auto Manufacturers 3.4%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850	09/15/21	17,495	17,415,391
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.550	08/15/22	14,575	14,630,129
Gtd. Notes, 144A	3.700	05/04/23	25,000	26,105,476
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343	11/02/20	5,000	4,970,675
Sr. Unsec’d. Notes	2.459	03/27/20	22,930	22,902,906
Sr. Unsec’d. Notes	3.157	08/04/20	12,740	12,771,675
Sr. Unsec’d. Notes	3.200	01/15/21	15,548	15,568,788
Sr. Unsec’d. Notes	3.336	03/18/21	14,025	14,090,507
Sr. Unsec’d. Notes	3.339	03/28/22	34,510	34,555,410
Sr. Unsec’d. Notes	3.350	11/01/22	13,590	13,591,830
Sr. Unsec’d. Notes	5.750	02/01/21	4,160	4,300,670
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	14,815	14,837,010
Gtd. Notes	3.150	06/30/22	21,060	21,302,979
Gtd. Notes	3.200	07/06/21	10,175	10,279,358
Gtd. Notes(a)	3.450	01/14/22	7,980	8,132,211
Gtd. Notes	3.700	11/24/20	14,000	14,175,000
Gtd. Notes	3.700	05/09/23	10,025	10,256,287
Gtd. Notes	3.950	04/13/24	20,000	20,558,610
Gtd. Notes	4.375	09/25/21	9,739	10,061,622

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.300(cc)	10/24/25	10,000	10,379,900
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	2.500	09/24/21	9,210	9,232,830

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany), (cont’d.)
Gtd. Notes, 144A	3.875%	11/13/20	7,935	$ 8,064,312
Gtd. Notes, 144A	4.000	11/12/21	10,200	10,541,398
				328,724,974
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	4.000	04/29/20	5,179	5,212,717
Gtd. Notes, 144A	4.500	04/29/22	6,897	7,057,583
				12,270,300
Banks 22.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125	02/23/23	6,600	6,723,191
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.460(c)	04/12/23	6,200	6,205,707
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	13,956,831
Sr. Unsec’d. Notes	3.848	04/12/23	10,000	10,420,916
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	3,685	3,809,369
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%	5.526(c)	–(rr)	2,062	2,064,681
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	55,063	56,234,056
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	17,585	18,290,812
Sr. Unsec’d. Notes, GMTN(a)	2.625	04/19/21	50,185	50,633,219
Sr. Unsec’d. Notes, MTN	3.124(ff)	01/20/23	42,000	42,838,953
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	36,869,899
Sub. Notes, MTN	4.200	08/26/24	20,000	21,451,889
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.200	08/10/21	8,000	8,070,400
Sr. Unsec’d. Notes(a)	3.250	01/12/21	7,835	7,891,757
Sr. Unsec’d. Notes	3.684	01/10/23	42,770	43,496,014
Sr. Unsec’d. Notes(a)	3.932(ff)	05/07/25	16,800	17,364,051
Sr. Unsec’d. Notes, MTN(a)	4.338(ff)	05/16/24	12,000	12,542,006

BB&T Corp., Jr. Sub. Notes	4.800(ff)	–(rr)	11,540	11,539,885
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	10,555	10,899,545
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	16,826	17,091,458
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	28,488	29,403,672
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	4.000	09/12/23	6,390	6,731,427
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23	36,480	37,078,561

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BPCE SA (France), (cont’d.)
Sub. Notes, 144A	5.150%	07/21/24	3,040	$ 3,328,819
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	19,535	19,946,798
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	6,810	7,000,680
Sr. Unsec’d. Notes	2.700	03/30/21	63,185	63,777,774
Sr. Unsec’d. Notes	2.700	10/27/22	33,632	34,130,099
Sr. Unsec’d. Notes(a)	2.750	04/25/22	26,030	26,417,454
Sr. Unsec’d. Notes	2.876(ff)	07/24/23	14,860	15,049,322
Sr. Unsec’d. Notes	3.142(ff)	01/24/23	14,051	14,307,011
Sr. Unsec’d. Notes	3.352(ff)	04/24/25	33,180	34,378,131
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	8,140	8,600,975

Citizens Bank NA, Sr. Unsec’d. Notes	3.250	02/14/22	11,250	11,523,702
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000	10/29/21	18,996	19,329,329
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	19,500	19,306,981
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	2.750	03/26/20	20,250	20,304,082
Gtd. Notes	3.450	04/16/21	5,000	5,082,370
Gtd. Notes	3.800	06/09/23	25,000	26,109,432
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	15,370	15,426,325
Sr. Unsec’d. Notes, 144A	5.000	01/12/22	5,200	5,467,016
Sr. Unsec’d. Notes, 144A, MTN	2.800	03/10/21	12,760	12,828,082
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	5,150	5,146,421
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.577(c)	02/04/21	9,725	9,655,552
Sr. Unsec’d. Notes(a)	3.950	02/27/23	19,320	19,601,203
Sr. Unsec’d. Notes	4.250	02/04/21	16,690	16,876,438
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	13,895	13,875,204
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	10,350	10,725,468
Discover Bank,
Sr. Unsec’d. Notes	2.450	09/12/24	7,500	7,482,381
Sr. Unsec’d. Notes	3.100	06/04/20	7,862	7,904,521
Sr. Unsec’d. Notes	3.350	02/06/23	9,710	10,009,107

First Horizon National Corp., Sr. Unsec’d. Notes	3.500	12/15/20	13,890	14,043,197
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	6.065(c)	–(rr)	7,253	7,280,199

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Jr. Sub. Notes, Series M	5.375%(ff)	–(rr)	9,610	$ 9,722,149
Jr. Sub. Notes, Series P	5.000(ff)	–(rr)	5,000	4,908,500
Sr. Unsec’d. Notes	2.350	11/15/21	8,210	8,218,620
Sr. Unsec’d. Notes	2.600	04/23/20	16,000	16,029,712
Sr. Unsec’d. Notes	2.875	02/25/21	38,750	39,083,899
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	48,970	49,603,249
Sr. Unsec’d. Notes	3.000	04/26/22	39,760	40,192,191
Sr. Unsec’d. Notes, EMTN	2.500(cc)	05/31/24	5,000	5,186,956
Sr. Unsec’d. Notes, GMTN	5.375	03/15/20	10,000	10,143,751
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	25,800	26,146,540

HSBC Bank USA NA, Sub. Notes	4.875	08/24/20	12,865	13,179,140
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	3.262(ff)	03/13/23	32,955	33,547,908
Sr. Unsec’d. Notes	3.803(ff)	03/11/25	16,950	17,662,435
Sr. Unsec’d. Notes	3.950(ff)	05/18/24	12,210	12,778,393

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	5,400	5,641,373
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375	01/12/23	31,245	31,503,302
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC	4.625(ff)	–(rr)	11,600	11,335,520
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.736(c)	–(rr)	10,042	10,089,067
Jr. Sub. Notes, Series Q(a)	5.150(ff)	–(rr)	10,000	10,300,000
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	5.419(c)	–(rr)	20,000	20,000,000
Sr. Unsec’d. Notes(a)	2.301(ff)	10/15/25	34,120	33,990,984
Sr. Unsec’d. Notes	2.776(ff)	04/25/23	25,230	25,551,703
Sr. Unsec’d. Notes	3.207(ff)	04/01/23	23,490	24,062,402
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	51,076,532
Sr. Unsec’d. Notes(a)	3.797(ff)	07/23/24	25,000	26,366,816
Sub. Notes	3.375	05/01/23	10,000	10,342,273
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.800	01/13/20	26,720	26,986,678
Sr. Unsec’d. Notes	2.250	08/14/22	13,415	13,381,858
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.907(ff)	11/07/23	21,300	21,341,146
Sr. Unsec’d. Notes	3.900	03/12/24	4,765	4,986,235
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623	07/18/22	55,600	56,102,467
Sr. Unsec’d. Notes(a)	3.455	03/02/23	15,000	15,538,498

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.913%(c)	–(rr)	17,375	$ 17,517,475
Jr. Sub. Notes, Series J(a)	5.550(ff)	–(rr)	4,700	4,765,095
Sr. Unsec’d. Notes	5.750	01/25/21	20,526	21,477,895
Sr. Unsec’d. Notes, GMTN	2.500	04/21/21	28,660	28,852,161
Sr. Unsec’d. Notes, GMTN	2.750	05/19/22	17,640	17,896,126
Sr. Unsec’d. Notes, GMTN	3.125	01/23/23	25,957	26,625,076
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	25,765	26,938,371
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	20,640	20,836,358
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	10,750	10,857,700
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	24,110	25,648,935

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22	24,070	24,710,627
PNC Bank NA, Sub. Notes	2.950	01/30/23	4,575	4,674,645
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	15,672	16,179,568
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	12,855,480
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	6,800	7,151,114
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	11,555	11,591,236
Sr. Unsec’d. Notes, MTN	3.125	01/08/21	10,050	10,118,244

Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	3.050	03/25/22	21,200	21,617,555
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	19,090	20,027,360
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.696	07/16/24	31,828	32,183,103
Sr. Unsec’d. Notes(a)	3.102	01/17/23	7,795	7,989,750

SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	13,070	13,215,951
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN(a)	1.875	09/07/21	13,630	13,583,536
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN(a)	2.650	06/12/24	12,290	12,521,675
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.650	02/01/22	28,325	28,565,129
Gtd. Notes, 144A	3.491	05/23/23	12,500	12,831,307

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625	07/22/22	39,790	40,231,768
				2,132,985,909

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.150%	01/23/25	15,870	$ 17,333,156
Constellation Brands, Inc.,
Gtd. Notes	2.700	05/09/22	3,435	3,478,310
Gtd. Notes, 3 Month LIBOR + 0.700%	2.858(c)	11/15/21	20,790	20,790,025
Gtd. Notes	4.750	11/15/24	8,215	9,073,367

Keurig Dr. Pepper, Inc., Gtd. Notes	4.057	05/25/23	4,000	4,230,196
				54,905,054
Biotechnology 1.7%
Amgen, Inc., Sr. Unsec’d. Notes	2.650	05/11/22	44,355	44,936,926
Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	17,408	17,533,541
Celgene Corp.,
Sr. Unsec’d. Notes	2.250	08/15/21	32,040	32,041,270
Sr. Unsec’d. Notes	2.750	02/15/23	30,500	31,043,833
Sr. Unsec’d. Notes	2.875	08/15/20	8,672	8,719,828
Sr. Unsec’d. Notes	3.250	02/20/23	12,000	12,422,595
Sr. Unsec’d. Notes	3.625	05/15/24	8,120	8,574,661

Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550	09/01/20	9,620	9,666,366
				164,939,020
Building Materials 0.7%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000	06/15/20	11,225	11,265,369
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.656(c)	12/20/19	17,500	17,502,973
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	7,759	7,795,373
Vulcan Materials Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.719(c)	06/15/20	12,130	12,136,771
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	2.782(c)	03/01/21	16,305	16,318,478
				65,018,964
Chemicals 2.8%
Celanese US Holdings LLC,
Gtd. Notes	3.500	05/08/24	5,000	5,183,954

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Celanese US Holdings LLC, (cont’d.)
Gtd. Notes	4.625%	11/15/22	8,900	$ 9,469,364
CF Industries, Inc.,
Sr. Sec’d. Notes, 144A	3.400	12/01/21	16,305	16,588,374
Sr. Sec’d. Notes, 144A	4.500	12/01/26	8,000	8,727,273

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450	05/01/20	16,040	16,049,777
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22	30,000	30,565,799
Sr. Unsec’d. Notes, 144A(a)	3.150	05/15/24	10,900	11,180,348
Sr. Unsec’d. Notes, 144A	3.625	05/15/26	6,240	6,513,064

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.205	11/15/23	9,030	9,676,686
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.500	12/01/21	10,245	10,473,799
Sr. Unsec’d. Notes	3.600	08/15/22	5,850	6,041,653
Sr. Unsec’d. Notes	4.500	01/15/21	449	458,239

FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	14,160	14,291,066
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250	10/15/19	7,635	7,638,779
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	19,935	21,257,544
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	3.250	11/15/22	36,770	37,568,261
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.875	03/30/20	19,415	19,651,282
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	15,388,915
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	9,957	10,091,442
Westlake Chemical Corp., Sr. Unsec’d. Notes	3.600	07/15/22	10,000	10,199,553
				267,015,172
Commercial Services 1.8%
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	6,113,353
Sr. Unsec’d. Notes	3.950	06/15/23	11,305	11,866,005

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.350%	10/15/19	20,835	$ 20,836,312
Gtd. Notes, 144A	2.600	12/01/21	25,000	25,127,329
Gtd. Notes, 144A	2.700	11/01/23	9,035	9,148,715
Gtd. Notes, 144A	3.850	11/15/24	2,273	2,416,938
Gtd. Notes, 144A(a)	5.250	10/01/20	6,000	6,186,851

Global Payments, Inc., Sr. Unsec’d. Notes(a)	2.650	02/15/25	5,675	5,701,273
IHS Markit Ltd.,
Gtd. Notes, 144A	5.000	11/01/22	10,190	10,853,707
Sr. Unsec’d. Notes	3.625	05/01/24	12,500	12,951,250
Sr. Unsec’d. Notes	4.125	08/01/23	6,260	6,587,398

RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,464,555
Total System Services, Inc.,
Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,412,881
Sr. Unsec’d. Notes	4.000	06/01/23	10,615	11,142,603
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.125	09/12/22	5,899	6,193,197
Sr. Unsec’d. Notes	5.800	05/01/21	15,042	15,849,728
				168,852,095
Computers 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.000	02/09/24	13,990	14,577,214
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20	9,400	9,392,645
International Business Machines Corp., Sr. Unsec’d. Notes	2.850	05/13/22	9,865	10,072,400
				34,042,259
Diversified Financial Services 1.5%
American Express Co.,
Sr. Unsec’d. Notes	2.500	08/01/22	28,450	28,735,597
Sr. Unsec’d. Notes	3.400	02/22/24	16,551	17,309,616
Sr. Unsec’d. Notes	3.700	11/05/21	13,850	14,299,730

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	14,865	15,691,887
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, EMTN	2.500(cc)	06/12/24	3,870	3,981,525

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	38,738	$ 38,644,547
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes(a)	5.500	10/18/23	10,073	10,931,276
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN	5.250	02/06/12(d)	1,520	21,128
Sr. Unsec’d. Notes, MTN	5.625	01/24/13(d)	1,000	14,200
Sr. Unsec’d. Notes, MTN	6.000	07/19/12(d)	900	12,510

Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	14,715	14,731,708
				144,373,724
Electric 7.7%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750	06/15/23	24,100	25,192,089
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series I	3.650	12/01/21	9,765	10,057,770
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.500	09/01/22	12,160	12,230,904
Sr. Unsec’d. Notes	2.500	09/01/24	21,620	21,613,472
Sr. Unsec’d. Notes	3.600	11/01/21	15,330	15,737,410

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24	5,925	6,782,630
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	16,755	16,737,024
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	12,200	12,227,279
Jr. Sub. Notes	3.071	08/15/24	13,520	13,849,298
Jr. Sub. Notes	4.104	04/01/21	22,500	23,052,518
Sr. Unsec’d. Notes, 144A	2.450	01/15/23	10,000	10,037,152
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	10,101,213
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	13,911,352

DTE Energy Co., Sr. Unsec’d. Notes, Series C	2.529	10/01/24	22,390	22,456,659
Duke Energy Corp., Sr. Unsec’d. Notes	1.800	09/01/21	15,715	15,644,877
Duke Energy Progress LLC, First Mortgage	3.375	09/01/23	6,690	7,021,967
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	12,350	12,382,641

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Emera US Finance LP (Canada), Gtd. Notes	2.700%	06/15/21	32,535	$ 32,726,163
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	10,957,919
Gtd. Notes, 144A	2.875	05/25/22	23,170	23,476,297

Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,955,815
Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24	3,800	4,397,695
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	2,805	2,841,098
Exelon Corp.,
Jr. Sub. Notes	3.497	06/01/22	53,219	54,585,827
Sr. Unsec’d. Notes	2.450	04/15/21	4,940	4,951,064
Sr. Unsec’d. Notes	2.850	06/15/20	10,670	10,714,626
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	26,996	27,032,811
Sr. Unsec’d. Notes	5.200	10/01/19	4,994	4,994,000

FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850	07/15/22	25,000	25,379,660
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	2.100	10/04/21	13,335	13,291,068
Georgia Power Co., Sr. Unsec’d. Notes	2.400	04/01/21	19,095	19,170,749
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,320,186
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.403	09/01/21	18,925	19,041,764
Gtd. Notes	2.800	01/15/23	14,510	14,764,715
Gtd. Notes	3.150	04/01/24	17,375	17,945,337
Gtd. Notes	4.500	06/01/21	18,950	19,556,488

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,554,360
PSEG Power LLC,
Gtd. Notes(a)	3.000	06/15/21	14,230	14,374,984
Gtd. Notes	3.850	06/01/23	15,435	16,304,185

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.875	06/15/24	14,045	14,410,278
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.803(c)	01/15/21	23,740	23,714,299
Sr. Unsec’d. Notes	2.850	11/15/20	22,900	23,042,443
Sr. Unsec’d. Notes	2.900	02/01/23	17,000	17,273,365

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southern California Edison Co., First Mortgage, Series D	3.400%	06/01/23	7,500	$ 7,764,179
Southern Co. (The),
Sr. Unsec’d. Notes	2.350	07/01/21	4,505	4,519,088
Sr. Unsec’d. Notes	2.750	06/15/20	12,818	12,864,823

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	22,765	22,916,096
				740,877,637
Electronics 0.5%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	18,569	18,770,180
Fortive Corp., Sr. Unsec’d. Notes(a)	2.350	06/15/21	7,845	7,856,596
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	16,745,001
				43,371,777
Foods 2.2%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/15/21	7,375	7,481,390
Conagra Brands, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%	3.028(c)	10/22/20	30,615	30,621,260
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.862(c)	04/16/21	26,585	26,645,360
Kraft Heinz Foods Co.,
Gtd. Notes	3.500	06/06/22	12,400	12,744,736
Gtd. Notes	4.000	06/15/23	35,344	36,898,887

Kroger Co. (The), Sr. Unsec’d. Notes	2.800	08/01/22	7,525	7,656,776
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	23,458,200
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	17,430	17,391,583
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650	10/03/21	17,035	16,871,944
Sysco Corp., Gtd. Notes	2.500	07/15/21	6,520	6,561,017
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.682(c)	06/02/20	20,000	20,013,144

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Tyson Foods, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.900%	09/28/23	4,320	$4,577,286

Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.900	10/21/19	2,550	2,550,979
				213,472,562
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20	13,600	14,068,073
Gas 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	2.800	11/15/20	9,700	9,767,083
Healthcare-Products 1.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	31,245	31,809,909
Becton, Dickinson & Co., Sr. Unsec’d. Notes(a)	2.894	06/06/22	45,580	46,273,179
Boston Scientific Corp., Sr. Unsec’d. Notes	3.450	03/01/24	18,915	19,718,283
Stryker Corp., Sr. Unsec’d. Notes	2.625	03/15/21	17,460	17,589,359
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.700	04/01/20	15,435	15,461,341
Sr. Unsec’d. Notes	3.150	04/01/22	20,347	20,739,940
				151,592,011
Healthcare-Services 2.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.800	06/15/23	41,379	41,878,579
Anthem, Inc.,
Sr. Unsec’d. Notes	2.950	12/01/22	22,580	23,013,644
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,491,912
Sr. Unsec’d. Notes	4.350	08/15/20	3,930	4,007,416

Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	25,000	25,505,000
Cigna Holding Co., Gtd. Notes	3.250	04/15/25	10,655	10,970,447

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

CommonSpirit Health, Sr. Sec’d. Notes	2.760%	10/01/24	23,576	$ 23,867,359
Dignity Health, Sec’d. Notes	2.637	11/01/19	8,900	8,900,195
HCA, Inc.,
Sr. Sec’d. Notes	4.750	05/01/23	21,329	22,846,295
Sr. Sec’d. Notes	5.000	03/15/24	17,500	19,109,098
Humana, Inc.,
Sr. Unsec’d. Notes	2.625	10/01/19	9,010	9,010,000
Sr. Unsec’d. Notes	3.850	10/01/24	3,500	3,697,152
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.250	09/01/24	3,935	4,075,880
Sr. Unsec’d. Notes	4.625	11/15/20	3,730	3,804,093

Quest Diagnostics, Inc., Gtd. Notes	4.700	04/01/21	10,476	10,852,784
				226,029,854
Home Builders 0.2%
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	15,970,500
Home Furnishings 0.6%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A(a)	2.536	07/19/22	29,325	29,502,645
Sr. Unsec’d. Notes, 144A	2.679	07/19/24	27,540	27,883,908
				57,386,553
Household Products/Wares 0.5%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	14,710	14,753,919
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375	06/24/22	28,840	29,017,792
				43,771,711
Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.000	06/15/22	10,895	11,205,634

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 1.6%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.300%	03/01/21	5,994	$ 6,086,467
Sr. Unsec’d. Notes	3.900	04/01/26	8,610	9,172,760
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	4,964,117

AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	6,075	6,216,673
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	10,034	10,768,427
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	6,300	6,679,950
Gtd. Notes, 144A	5.000	06/01/21	10,554	10,952,778

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500	12/29/20	11,485	11,668,295
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	2.200	04/08/20	9,525	9,536,204
Trinity Acquisition PLC, Gtd. Notes	3.500	09/15/21	9,895	10,071,268
Unum Group, Sr. Unsec’d. Notes	4.000	03/15/24	29,359	31,016,992
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22	16,075	16,985,726
Willis Towers Watson PLC, Gtd. Notes	5.750	03/15/21	16,033	16,807,143
				150,926,800
Lodging 0.9%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	23,355	23,787,835
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	36,427,596
Sr. Unsec’d. Notes(a)	3.375	10/15/20	4,195	4,234,941
Sr. Unsec’d. Notes	7.150	12/01/19	10,218	10,294,851
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,755,835

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	4.600	08/08/23	10,800	11,430,605
				88,931,663
Machinery-Diversified 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes	3.650	10/12/23	2,860	3,047,048

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Roper Technologies, Inc., Sr. Unsec’d. Notes	3.650%	09/15/23	24,750	$ 25,981,435
Wabtec Corp.,
Gtd. Notes	3.450	11/15/26	746	753,927
Gtd. Notes	4.375	08/15/23	1,720	1,806,951
				31,589,361
Media 1.9%
CBS Corp.,
Gtd. Notes	2.900	06/01/23	1,000	1,013,824
Gtd. Notes	3.375	03/01/22	8,025	8,205,300

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464	07/23/22	49,305	51,909,336
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	6,908	7,305,206
Gtd. Notes(a)	3.700	04/15/24	15,000	15,994,716
Gtd. Notes	3.950	10/15/25	19,557	21,287,013
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	13,428	13,751,642
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	6,439	6,650,526
Discovery Communications LLC,
Gtd. Notes	2.800	06/15/20	500	501,710
Gtd. Notes	3.500	06/15/22	30,770	31,541,824

NBCUniversal Media LLC, Gtd. Notes	4.375	04/01/21	5	5,176
Viacom, Inc.,
Jr. Sub. Notes	5.875(ff)	02/28/57	12,500	12,976,563
Sr. Unsec’d. Notes	2.250	02/04/22	3,287	3,240,113
Sr. Unsec’d. Notes	3.125	06/15/22	5,000	5,060,470
Sr. Unsec’d. Notes(a)	4.250	09/01/23	3,000	3,181,264
				182,624,683
Mining 0.4%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250(ff)	10/19/75	2,935	3,040,660
Newcrest Finance Pty Ltd. (Australia), Gtd. Notes, 144A	4.200	10/01/22	18,107	18,918,005

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Newmont Goldcorp Corp.,
Gtd. Notes	3.625%	06/09/21	10,112	$ 10,300,292
Gtd. Notes	3.700	03/15/23	5,500	5,724,777
				37,983,734
Miscellaneous Manufacturing 0.2%
Hillenbrand, Inc., Gtd. Notes	4.500	09/15/26	16,150	16,242,848
Oil & Gas 3.6%
Apache Corp., Sr. Unsec’d. Notes(a)	3.250	04/15/22	10,515	10,704,599
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000	10/15/21	4,000	4,144,842
BP Capital Markets America, Inc.,
Gtd. Notes	2.112	09/16/21	14,660	14,678,610
Gtd. Notes	3.790	02/06/24	10,800	11,477,895

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450	11/15/21	11,400	11,635,698
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.000	08/15/22	6,555	6,597,204
Sr. Unsec’d. Notes	5.700	10/15/19	8,082	8,091,107
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	29,715	30,281,206
Gtd. Notes(a)	4.500	04/15/23	25,154	26,113,822

EQT Corp., Sr. Unsec’d. Notes	2.500	10/01/20	6,905	6,894,036
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250	12/15/19	15,291	15,432,075
Marathon Oil Corp., Sr. Unsec’d. Notes	2.800	11/01/22	9,394	9,452,289
Newfield Exploration Co.,
Gtd. Notes	5.375	01/01/26	5,500	5,974,562
Gtd. Notes(a)	5.625	07/01/24	36,000	39,713,001

Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21	18,487	19,204,852
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%	3.137(c)	02/08/21	12,255	12,333,546
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.250%	3.437(c)	08/13/21	14,710	14,798,176
Sr. Unsec’d. Notes	4.850	03/15/21	35,825	37,047,707

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A(a)	6.490%	01/23/27	18,100	$ 18,880,110
Gtd. Notes, 144A	6.840	01/23/30	31,104	32,220,634

Phillips 66, Gtd. Notes, 3 Month LIBOR + 0.600%	2.732(c)	02/26/21	7,120	7,120,318
				342,796,289
Oil & Gas Services 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773	12/15/22	21,720	22,081,547
Packaging & Containers 0.1%
Ball Corp., Gtd. Notes	4.375	12/15/20	1,940	1,979,789
WRKCo, Inc., Gtd. Notes	3.750	03/15/25	10,190	10,726,682
				12,706,471
Pharmaceuticals 5.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.300	05/14/21	20,430	20,469,371
Sr. Unsec’d. Notes(a)	2.500	05/14/20	31,995	32,067,696
Sr. Unsec’d. Notes	3.600	05/14/25	31,364	32,621,248

Allergan Funding SCS, Gtd. Notes	3.450	03/15/22	16,180	16,580,958
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	20,575	20,987,064
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375	10/08/19	15,975	15,974,871
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A	3.200	06/15/26	15,725	16,497,334
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22	28,640	28,809,739
Sr. Unsec’d. Notes	3.200	03/15/23	1,585	1,625,928
Cigna Corp.,
Gtd. Notes, 3 Month LIBOR + 0.650%	2.789(c)	09/17/21	8,445	8,445,296
Gtd. Notes	3.750	07/15/23	3,717	3,892,354
Gtd. Notes	4.125	11/15/25	13,930	14,956,565

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	3.700%	03/09/23	10,000	$ 10,409,380
Sr. Unsec’d. Notes	3.875	07/20/25	19,000	20,103,169
Sr. Unsec’d. Notes	4.100	03/25/25	28,991	30,975,864
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	31,934,353
Express Scripts Holding Co.,
Gtd. Notes	3.050	11/30/22	14,900	15,221,812
Gtd. Notes	4.750	11/15/21	29,510	31,013,010

Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	27,255	27,491,611
Medco Health Solutions, Inc., Gtd. Notes	4.125	09/15/20	2,000	2,038,122
Mylan, Inc.,
Gtd. Notes(a)	4.200	11/29/23	6,000	6,284,003
Gtd. Notes, 144A	3.125	01/15/23	25,000	25,258,213
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	47,645	47,865,732
Gtd. Notes	2.875	09/23/23	18,615	18,977,057

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.400	11/26/23	10,990	11,835,913
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.200	07/21/21	42,780	39,143,700
Zoetis, Inc., Sr. Unsec’d. Notes	3.450	11/13/20	15,455	15,654,722
				547,135,085
Pipelines 4.1%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20	16,500	16,623,750
Energy Transfer Operating LP, Gtd. Notes	5.875	01/15/24	64,160	71,324,011
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,539,209
Enterprise Products Operating LLC,
Gtd. Notes	2.550	10/15/19	14,680	14,682,616
Gtd. Notes	2.850	04/15/21	17,180	17,363,786
Gtd. Notes, Series D	4.875(ff)	08/16/77	9,500	9,179,048

EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	7,695	7,718,740
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	10,112	10,345,388

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950%	09/01/22	10,000	$ 10,399,602
Gtd. Notes	4.150	02/01/24	16,886	17,952,237
Gtd. Notes(a)	5.000	10/01/21	29,692	31,054,314

Kinder Morgan, Inc., Gtd. Notes, 144A	5.000	02/15/21	3,500	3,615,177
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	3,165	3,246,691
Gtd. Notes, 144A	3.900	04/01/24	5,090	5,361,297
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	3.002(c)	09/09/21	18,310	18,370,789
Sr. Unsec’d. Notes	3.375	03/15/23	1,872	1,921,682
Sr. Unsec’d. Notes(a)	4.500	07/15/23	7,725	8,229,370

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	6,670	6,832,492
ONEOK, Inc., Gtd. Notes	2.750	09/01/24	22,520	22,634,000
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.450	12/15/24	9,335	9,296,993
Sr. Unsec’d. Notes	2.646	02/15/20	3,535	3,535,018
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	7,554,892
Sr. Unsec’d. Notes(a)	3.850	10/15/23	9,580	9,922,768
Sr. Unsec’d. Notes	4.650	10/15/25	6,850	7,322,144

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,513,330
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	13,191	13,350,389
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350	08/15/22	2,078	2,125,524
Sr. Unsec’d. Notes(a)	3.600	03/15/22	10,697	10,987,750
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,673,714
Sr. Unsec’d. Notes(a)	4.125	11/15/20	2,392	2,429,500
Sr. Unsec’d. Notes	4.300	03/04/24	15,955	16,959,094
Sr. Unsec’d. Notes	4.550	06/24/24	7,040	7,577,195
Sr. Unsec’d. Notes	5.250	03/15/20	12,042	12,198,763
				389,841,273

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125%	03/20/22	25,160	$ 25,740,991
Real Estate Investment Trusts (REITs) 2.1%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950	09/15/22	10,258	10,511,888
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,681,824
Gtd. Notes	4.100	10/01/24	2,000	2,103,691

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875	08/15/22	5,600	5,820,137
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	33,867	36,002,847
Digital Realty Trust LP, Gtd. Notes	2.750	02/01/23	10,050	10,151,325
Duke Realty LP, Gtd. Notes	3.875	02/15/21	4,961	5,062,692
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	8,940	8,990,958
HCP, Inc., Sr. Unsec’d. Notes	3.150	08/01/22	13,097	13,353,648
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes(a)	3.875	04/01/24	3,700	3,896,806
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	3,330	3,464,721

Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,152,402
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	4.800	06/01/24	5,315	5,608,441
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375	11/05/19	9,100	9,097,357
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	16,800	16,636,564
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	24,640,931
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250	08/15/22	3,100	3,181,270
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.250	10/05/20	13,485	13,622,141

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes	3.625%	03/15/24	4,900	$ 5,144,529
Sr. Unsec’d. Notes	3.950	09/01/23	9,780	10,359,220
				199,483,392
Retail 1.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,335,071
Sr. Unsec’d. Notes	3.125	04/18/24	28,390	29,347,626
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	3.700	05/15/23	12,500	12,963,731
Sr. Unsec’d. Notes	4.000	05/15/25	3,425	3,629,039

L Brands, Inc., Gtd. Notes	6.625	04/01/21	9,375	9,890,625
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.375	09/01/23	10,620	10,948,914
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700	11/18/19	11,240	11,241,475
Walmart, Inc., Sr. Unsec’d. Notes	2.850	07/08/24	24,540	25,501,772
				109,858,253
Savings & Loans 0.4%
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/21	12,000	13,222,280
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN(a)	3.622(ff)	04/26/23	23,490	23,946,743
				37,169,023
Semiconductors 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000	01/15/22	50,670	51,160,220
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	34,535	34,598,326
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22	15,000	15,480,097
Gtd. Notes, 144A	4.125	06/01/21	2,500	2,565,071
Gtd. Notes, 144A	4.625	06/01/23	2,645	2,815,501

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
QUALCOMM, Inc.,
Sr. Unsec’d. Notes	2.600%	01/30/23	4,090	$ 4,156,344
Sr. Unsec’d. Notes	3.000	05/20/22	35,000	35,879,285
				146,654,844
Software 1.1%
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22	22,265	22,708,508
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	15,115	15,412,066
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/21	15,425	15,446,362
Sr. Unsec’d. Notes	3.625	10/15/20	12,110	12,271,464
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.700	06/01/20	15,210	15,250,537
Sr. Unsec’d. Notes	3.800	10/01/23	7,805	8,259,681

Oracle Corp., Sr. Unsec’d. Notes(a)	1.900	09/15/21	18,460	18,438,241
				107,786,859
Telecommunications 3.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.450	06/30/20	58,530	58,669,132
Sr. Unsec’d. Notes	3.000	06/30/22	7,185	7,333,909
Sr. Unsec’d. Notes	3.400	06/15/22	16,320	16,822,769
Sr. Unsec’d. Notes	3.400	05/15/25	14,390	15,013,731
Sr. Unsec’d. Notes	3.800	03/15/22	14,195	14,735,658
Sr. Unsec’d. Notes	3.800	03/01/24	24,435	25,823,484
Sr. Unsec’d. Notes	3.875	08/15/21	9,285	9,577,281
Sr. Unsec’d. Notes	4.600	02/15/21	4,700	4,827,251
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	1.950	09/19/21	21,860	21,715,428
Gtd. Notes, 144A	2.820	01/19/22	32,770	33,157,702

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000	09/01/24	7,000	7,348,693
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	12,500	12,546,852
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.125	03/16/22	34,480	35,473,851

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.376%	02/15/25	10,000	$ 10,548,671
Sr. Unsec’d. Notes	4.600	04/01/21	16,900	17,524,607
				291,119,019
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.200	07/15/20	17,770	17,875,303
Sr. Unsec’d. Notes, 144A	3.300	04/01/21	1,200	1,216,161
Sr. Unsec’d. Notes, 144A	3.650	07/29/21	3,580	3,662,992
				22,754,456

Total Corporate Bonds (cost $7,844,556,210)				7,976,995,315
Municipal Bond 0.0%
Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $4,035,000)	3.163	09/15/25	4,035	4,134,543
U.S. Treasury Obligations 0.7%
U.S. Treasury Notes(k)	1.500	08/31/21	70,235	70,029,233
U.S. Treasury Notes	1.500	09/15/22	160	159,700
U.S. Treasury Notes(k)	1.625	08/15/29	200	199,078
U.S. Treasury Notes(k)	1.750	06/15/22	605	607,741
U.S. Treasury Notes	3.000	09/30/25	2	2,159
Total U.S. Treasury Obligations (cost $71,212,664)				70,997,911

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Banks
Citigroup Capital XIII 8.636% (cost $3,342,000)	132,000	$ 3,620,760

Total Long-Term Investments (cost $9,225,627,016)		9,356,532,438

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	161,628,691	161,628,691
PGIM Institutional Money Market Fund (cost $231,825,366; includes $231,402,121 of cash collateral for securities on loan)(b)(w)	231,843,245	231,866,429

Total Short-Term Investments (cost $393,454,057)		393,495,120

TOTAL INVESTMENTS 101.5% (cost $9,619,081,073)		9,750,027,558
Liabilities in excess of other assets(z) (1.5)%		(145,185,123)

Net Assets 100.0%		$ 9,604,842,435

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $226,776,914; cash collateral of $231,402,121 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2019 (unaudited) (continued)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,389	2 Year U.S. Treasury Notes	Dec. 2019	$730,329,500	$(1,544,993)
8,341	5 Year U.S. Treasury Notes	Dec. 2019	993,817,138	(2,928,495)
41	10 Year U.S. Treasury Notes	Dec. 2019	5,342,812	(46,184)
				(4,519,672)
Short Positions:
115	20 Year U.S. Treasury Bonds	Dec. 2019	18,665,938	237,649
63	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	12,090,094	373,599
				611,248
				$(3,908,424)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).